FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT
26.	FAIR VALUE MEASUREMENT

Assets and liabilities measured at fair value on a recurring basis include derivative assets, investment securities, exchangeable notes, convertible notes, mandatorily redeemable noncontrolling interest and put option liabilities.

The following tables set the major financial instruments measured at fair value, by level within the fair value hierarchy as of December 31, 2023 and 2022.

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	3,326	3,326	—	—
Derivative asset	67	—	67	—
Liabilities
Put option liabilities	11,884	—	—	11,884
Convertible notes	101,912	—	—	101,912
Exchangeable notes	454,316	—	—	454,316

		Fair Value Measurement at Reporting Date Using
		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value as of	Markets for	Observable	Unobservable
	December 31,	Identical Assets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	US$	US$	US$	US$
Assets
Investment securities	8,411	8,411	—	—
Liabilities
Convertible notes	76,770	—	—	76,770
Exchangeable notes	427,112	—	—	427,112
Mandatorily redeemable noncontrolling interest	11,381	—	—	11,381

Valuation Techniques

Derivative asset: Derivative asset represents forward currency contracts. The fair value is estimated by discounting the difference between the contractual forward price and the current available forward price for the residual maturity of the contract using observable market rates.

Investment securities: On May 13, 2022, the Group purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by ECARX Holdings Inc. (“Ecarx”), which is a related party controlled by the Controlling Shareholder of the Company and listed in NASDAQ on December 21, 2022. Upon the listing of Ecarx, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. The Group classifies the listed equity securities as investments with readily determinable fair values and reported at fair value. As such the Group derecognized the carrying amount of the Note of US$11,316 and recognized the listed equity securities of US$11,316 at fair value on December 21, 2022. The Group values the listed equity securities using quoted prices for the underlying securities in active markets and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1. As of December 31, 2023 and 2022, the Group’s equity securities were US$3,326 and US$8,411, respectively. The Group recorded the fair value loss of US$5,085 and US$2,905 and nil in “Investment (loss) income, net” in the consolidated and combined statements of comprehensive loss for the year ended December 31, 2023, 2022 and 2021, respectively.

Put option liabilities, exchangeable notes, convertible notes and mandatorily redeemable noncontrolling interest,: As the Group’s put option liabilities, exchangeable notes, convertible notes and mandatorily redeemable noncontrolling interest are not traded in an active market with readily observable quoted prices, the Group uses significant unobservable inputs (Level 3) to measure the fair value of the put option liabilities, exchangeable notes, convertible notes and mandatorily redeemable noncontrolling interest at inception and at each subsequent balance sheet date. See notes 12, 14, 15 and 18 for information about the significant unobservable inputs used in the respective fair value measurements.

The other financial assets and liabilities of the Group primarily consist of cash, restricted cash, accounts receivable, loan receivables and other receivables included in prepayments and other current assets and other non-current assets, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities and other non-current liabilities and operating lease liabilities. As of December 31, 2023 and 2022, the fair values of financial assets and liabilities included in non-current assets, operating leases liabilities and other non-current liabilities approximated to their carrying values, which were due to that the underlying interest rates approximated to the market rates for similar instruments with similar maturities. As of December 31, 2023 and 2022, the carrying amounts of other financial instruments approximated to their fair values due to short term maturity of these instruments.

The Group’s non-financial assets, such as property, equipment and software and intangible assets, would be measured at fair value only if they were determined to be impaired.